Schedule of Investments - InfraCap REIT Preferred ETF

January 31, 2024 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS - 99.2%

Financials - 30.9%
ACRES Commercial Realty Corp., Series C, 8.63%	11,711	$278,136
AG Mortgage Investment Trust, Inc., Series B, 8.00%	3,752	71,438
AG Mortgage Investment Trust, Inc., Series C, 8.00%	6,746	159,206
AGNC Investment Corp., Series D, 6.88%	22,913	560,681
AGNC Investment Corp., Series E, 6.50%	38,914	945,221
AGNC Investment Corp., Series F, 6.13%	56,455	1,303,546
AGNC Investment Corp., Series G, 7.75%	13,880	315,215
Annaly Capital Management, Inc., Series F, 10.58%	3,178	81,103
Annaly Capital Management, Inc., Series G, 9.76%	42,246	1,062,909
Annaly Capital Management, Inc., Series I, 6.75%	42,465	1,060,776
Arbor Realty Trust, Inc., Series D, 6.38%	22,434	406,055
Arbor Realty Trust, Inc., Series E, 6.25%	13,547	241,001
Arbor Realty Trust, Inc., Series F, 6.25%	27,236	503,866
ARMOUR Residential REIT, Inc., Series C, 7.00%	16,544	350,898
Chimera Investment Corp., Series A, 8.00%	14,442	315,413
Chimera Investment Corp., Series B, 8.00%	31,700	763,653
Chimera Investment Corp., Series C, 7.75%	25,120	513,704
Chimera Investment Corp., Series D, 8.00%	19,714	471,165
Dynex Capital, Inc., Series C, 6.90%	10,504	248,840
Ellington Financial, Inc., 6.75%	16,622	398,263
Ellington Financial, Inc., Series C, 8.63%	9,862	239,548
Franklin BSP Realty Trust, Inc., Series E, 7.50%	25,197	531,153
Granite Point Mortgage Trust, Inc., Series A, 7.00%	25,311	449,270
Inpoint Commercial Real Estate Income, Inc., Series A, 6.75%	7,509	149,427
Invesco Mortgage Capital, Inc., Series B, 7.75%	11,129	259,528
Invesco Mortgage Capital, Inc., Series C, 7.50%	19,059	421,585
KKR Real Estate Finance Trust, Inc., Series A, 6.50%	32,536	621,763
MFA Financial, Inc., Series B, 7.50%	20,716	427,578
MFA Financial, Inc., Series C, 6.50%	27,155	577,044
New York Mortgage Trust, Inc., Series D, 8.00%	15,401	333,124
New York Mortgage Trust, Inc., Series E, 7.88%	18,583	428,524
PennyMac Mortgage Investment Trust, Series A, 8.13%	11,216	267,614
PennyMac Mortgage Investment Trust, Series B, 8.00%	19,027	448,657
PennyMac Mortgage Investment Trust, Series C, 6.75%	24,916	488,354
Ready Capital Corp., 5.75%	19,873	475,958
Ready Capital Corp., Series E, 6.50%	11,216	215,347
Rithm Capital Corp., Series A, 7.50%	15,140	366,237
Rithm Capital Corp., Series B, 7.13%	28,451	675,711
Rithm Capital Corp., Series C, 6.38%	39,618	868,030
Rithm Capital Corp., Series D, 7.00%	45,850	1,049,506
TPG RE Finance Trust, Inc., Series C, 6.25%	20,121	318,515
Two Harbors Investment Corp., Series A, 8.13%	12,274	275,674
Two Harbors Investment Corp., Series B, 7.63%	27,559	599,408
Two Harbors Investment Corp., Series C, 7.25%	34,050	743,993
Total Financials		21,282,637

Real Estate - 68.3%
Agree Realty Corp., Series A, 4.25%	40,904	759,587
American Homes 4 Rent, Series G, 5.88%	14,336	337,613
American Homes 4 Rent, Series H, 6.25%	26,802	656,917
Armada Hoffler Properties, Inc., Series A, 6.75%	22,083	510,338
Chatham Lodging Trust, Series A, 6.63%	24,906	537,970
City Office REIT, Inc., Series A, 6.63%	15,793	301,962
DiamondRock Hospitality Co., 8.25%	25,757	654,228
Digital Realty Trust, Inc., Series J, 5.25%	46,879	1,052,902
Digital Realty Trust, Inc., Series K, 5.85%	48,380	1,184,342
Digital Realty Trust, Inc., Series L, 5.20%	77,864	1,757,390
DigitalBridge Group, Inc., Series H, 7.13%	49,333	1,136,139
DigitalBridge Group, Inc., Series I, 7.15%	78,709	1,806,372
DigitalBridge Group, Inc., Series J, 7.13%	70,159	1,610,149
Diversified Healthcare Trust, 5.63%	83,386	1,219,103
Diversified Healthcare Trust, 6.25%	66,278	1,029,960
EPR Properties, Series G, 5.75%	35,149	687,163
Federal Realty Investment Trust, Series C, 5.00%	35,058	814,047
Gladstone Commercial Corp., Series E, 6.63%	37,623	803,627
Gladstone Land Corp., Series B, 6.00%	29,428	593,563
Global Medical REIT, Inc., Series A, 7.50%	13,168	325,250
Global Net Lease, Inc., Series A, 7.25%	46,117	960,156
Global Net Lease, Inc., Series B, 6.88%	27,281	564,989
Global Net Lease, Inc., Series D, 7.50%	49,575	1,074,290
Global Net Lease, Inc., Series E, 7.38%	11,571	247,041
Hudson Pacific Properties, Inc., Series C, 4.75%	100,878	1,437,511
Kimco Realty Corp., Series L, 5.13%	51,954	1,207,930
Kimco Realty Corp., Series M, 5.25%	61,154	1,437,731
National Storage Affiliates Trust, Series A, 6.00%	49,767	1,161,064
Office Properties Income Trust, 6.38%	40,541	450,005
Pebblebrook Hotel Trust, Series E, 6.38%	8,105	174,501
Pebblebrook Hotel Trust, Series F, 6.30%	35,961	760,935
Pebblebrook Hotel Trust, Series G, 6.38%	53,446	1,111,677
Pebblebrook Hotel Trust, Series H, 5.70%	54,279	1,034,015
Public Storage, Series F, 5.15%	23,493	580,042
Public Storage, Series G, 5.05%	25,021	616,768
Public Storage, Series H, 5.60%	23,714	599,727
Public Storage, Series I, 4.88%	26,442	615,305
Public Storage, Series J, 4.70%	22,151	483,999
Public Storage, Series K, 4.75%	19,691	436,549
Public Storage, Series L, 4.63%	46,709	1,031,802
Public Storage, Series N, 3.88%	24,187	433,673
Public Storage, Series O, 3.90%	14,552	263,246
Public Storage, Series P, 4.00%	49,050	934,893
Public Storage, Series Q, 3.95%	12,893	234,266
Public Storage, Series R, 4.00%	35,394	668,947

Schedule of Investments - InfraCap REIT Preferred ETF (continued)

January 31, 2024 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Real Estate (continued)
Realty Income Corp., Series A, 6.00%	40,427	$1,006,632
Saul Centers, Inc., Series E, 6.00%	9,646	220,315
SITE Centers Corp., Series A, 6.38%	39,004	912,694
SL Green Realty Corp., Series I, 6.50%	54,122	1,215,580
Summit Hotel Properties, Inc., Series E, 6.25%	37,592	803,717
Sunstone Hotel Investors, Inc., Series H, 6.13%	26,586	571,599
Sunstone Hotel Investors, Inc., Series I, 5.70%	7,549	150,225
UMH Properties, Inc., Series D, 6.38%	61,351	1,411,687
Vornado Realty Trust, Series L, 5.40%	71,375	1,170,550
Vornado Realty Trust, Series M, 5.25%	76,109	1,201,761
Vornado Realty Trust, Series N, 5.25%	71,551	1,129,075
Vornado Realty Trust, Series O, 4.45%	70,839	957,743
Total Real Estate		47,051,262

TOTAL INVESTMENTS - 99.2%
(Cost $72,846,087)		68,333,899
Other Assets in Excess of Liabilities - 0.8%		521,861
Net Assets - 100.0%		$68,855,760

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$68,333,899	$—	$—	$68,333,899
Total	$68,333,899	$—	$—	$68,333,899